Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

New RSU and PSU Grants

On April 28, 2022, the Company granted 513,067 RSUs and 432,366 PSUs to employees, subject to performance and market conditions, respectively, as well as a service condition. The service condition requires the participant’s continued employment with the Company through the applicable vesting date(s), the performance condition requires the achievement of the performance criteria defined in the award agreement, and the market condition is based on the Company’s TSR relative to a comparator group during a specified performance period.

New Stock Option Grants

On April 14, 2022, the Company granted 1,800,000 stock options to two new executive officers with an exercise price of $5.69 per share, subject to service conditions. The service conditions require the participant’s continued employment with the Company through the applicable vesting dates.

Acceleration of Outstanding Equity Awards

On April 14, 2022, the former Chief Financial Officer’s employment with the Company terminated. Simultaneously, a transition services agreement was entered into between the Company and the former Chief Financial Officer for the provision of advisory services with an initial term of 18 months commencing on the date of employment termination. In connection with the employment termination, all 2,860,713 non-vested capped restricted share units and 1,122,100 stock options held by the former Chief Financial Officer were immediately vested in full, with the stock options remaining exercisable until three months following the termination of his transition services in accordance with the terms and conditions of the stock option award agreement. The Company is in process of assessing any accounting implications.

28. SUBSEQUENT EVENTS

New RSU Grants

During the first quarter of 2022, the Company granted 38,566 RSUs to certain employees subject to service condition. The service condition requires the participant’s continued employment with the Company through the applicable vesting date.